SELLING, GENERAL AND ADMINISTRATIVE COSTS	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
SELLING, GENERAL AND ADMINISTRATIVE COSTS
SELLING, GENERAL AND ADMINISTRATIVE COSTS
Selling costs in 2018, 2017 and 2016 amounted to €167,819 thousand, €173,484 thousand and €146,430 thousand, respectively, and mainly consist of costs for marketing and events, sales personnel, and retail stores. Marketing and events expenses consist primarily of costs in connection with trade and auto shows, media and client events for the launch of new models, as well as sponsorship and indirect marketing costs incurred through the Formula 1 racing team, Scuderia Ferrari.
General and administrative costs in 2018, 2017 and 2016 amounted to €159,522 thousand, €155,581 thousand and €148,812 thousand, respectively, and mainly consist of administration expenses and other general expenses that are not directly attributable to sales, manufacturing or research and development activities.